Deferred tax, Net Deferred Tax Liability (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Net Deferred tax liability [Abstract]
Net Deferred tax liability	$ (1,170.5)		$ (118.5)
Credited/(debited) to consolidated statement of comprehensive income	188.7		(17.1)
Credited directly to equity in relation to share options	(7.6)		(23.7)
Credited to other comprehensive income	27.0		4.3
Acquisition of subsidiaries	0.0		(1,957.4)
Impact of adoption of IFRS standard	(17.3)
Foreign exchange adjustment	(11.8)		11.6
Reclassification to current assets held for sale	0.0		(1.6)
Effect of change in tax rates - charged to Consolidated statement of comprehensive income	0.0	$ 1.3	931.9
Net Deferred tax liability	(987.1)	$ (118.5)	(1,170.5)
IFRS 9 [Member]
Net Deferred tax liability [Abstract]
Impact of adoption of IFRS standard	4.4		0.0
IFRS 15 [Member]
Net Deferred tax liability [Abstract]
Impact of adoption of IFRS standard	(17.3)		0.0
HPE Software Business [Member]
Net Deferred tax liability [Abstract]
Acquisition of subsidiaries	0.0		(1,953.5)
COBOL-IT [Member]
Net Deferred tax liability [Abstract]
Acquisition of subsidiaries	0.0		(3.9)
Continuing Operations [Member]
Net Deferred tax liability [Abstract]
Credited/(debited) to consolidated statement of comprehensive income	156.4		(27.6)
Credited to other comprehensive income	27.0		3.8
Discontinued Operation [Member]
Net Deferred tax liability [Abstract]
Credited/(debited) to consolidated statement of comprehensive income	32.3		10.5
Credited to other comprehensive income	$ 0.0		$ 0.5